Defined benefit scheme (Schedule of Principal Assumptions Used for Purposes of Actuarial Valuations) (Details)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Discount rate	5.42%	5.22%
Expected return on the plan assets	5.42%	5.22%
Rate of increase in compensation	5.00%	4.00%
0-1 years [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumption Of Expected Rates Of Termination	35.00%	35.00%
1-2 years [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumption Of Expected Rates Of Termination	30.00%	30.00%
2-3 years [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumption Of Expected Rates Of Termination	25.00%	25.00%
3-4 years [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumption Of Expected Rates Of Termination	15.00%	15.00%
4-5 years [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumption Of Expected Rates Of Termination	15.00%	15.00%
5 years and more [Member]
Disclosure of defined benefit plans [line items]
Actuarial Assumption Of Expected Rates Of Termination	7.50%	7.50%